UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Value Index Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Value Index Portfolio

The S&P/BARRA Value Index had a total return of 31.79% for the year ending December 31, 2003. During the reporting period, the U.S. economy began to strengthen which helped the performance of many of the stocks, which comprise the Index. The strong market conditions encompassed most industry groups during the one-year period and value oriented stocks out-performed growth stocks. Among the ten largest components of the Index, Oil Company Exxon Mobil rose 17.34% for the one-year period. Financial stocks J. P. Morgan Chase & Co. and Citigroup both increased returning 60.29% and 41.58% respectfully. The largest gainer of the twelve-month period was Energy Company Williams Companies Inc., which returned 263.70%. Effective April 1, 2003, the portfolio's sub-adviser changed from Barclays Global Fund Advisors to BNY Investment Advisors.

             Maxim Value Index Portfolio     S&P/BARRA Value Index

Dec-93               10000                         10000
Dec-94                9751                          9937
Dec-95               13339.37                      13613.69
Dec-96               16091.28                      16602.83
Dec-97               21575.19                      21573.79
Dec-98               24699.27                      24737.11
Dec-99               27512.52                      27884.41
Dec-00               28987.19                      29579.79
Dec-01               25410.17                      26115.99
Dec-02               19957.15                      20670.81
Dec-03               26028.12                      27242.39


Maxim Value Index Portfolio
Total Return -

One Year:  30.42%
Five Year:  1.05%
Ten Year:  10.04%

Portfolio Inception:  12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Value Index Portfolio, made at its inception, with the performance of the S&P/BARRA Value Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim Value Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSETS:

     Investments in securities, market value  (1)                                  $     30,313,733
     Cash                                                                                    17,569
     Dividends receivable                                                                    38,025
     Subscriptions receivable                                                               134,868
     Variation margin on futures contracts                                                    1,450
                                                                                     ---------------
                                                                                     ---------------

     Total assets                                                                        30,505,645
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:

     Due to investment adviser                                                               20,098
     Redemptions payable                                                                    115,821
     Payable for investments purchased                                                       60,841
                                                                                     ---------------
                                                                                     ---------------

     Total liabilities                                                                      196,760
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     30,308,885
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $        238,763
     Additional paid-in capital                                                         125,656,959
     Net unrealized appreciation on investments and futures contracts                     5,101,155
     Accumulated net realized loss on investments and futures contracts                (100,687,992)
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     30,308,885
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $          12.69
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         149,000,000
     Outstanding                                                                          2,387,629

(1)  Cost of investments in securities:                                            $     25,224,378

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                                       $          4,754
    Dividends                                                                             1,475,584
                                                                                     ---------------
                                                                                     ---------------

    Total income                                                                          1,480,338
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

    Management fees                                                                         411,202
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     1,069,136
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                     (8,744,658)
    Net realized gain on futures contracts                                                  108,884
    Change in net unrealized appreciation on investments                                 24,361,406
    Change in net unrealized appreciation on futures contracts                               16,425
                                                                                     ---------------
                                                                                     ---------------

    Net realized and unrealized gain on investments and futures contracts                15,742,057
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     16,811,193
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                         2003            2002
                                                                     -------------    ------------
                                                                     -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $    1,069,136   $   2,695,214
    Net realized loss on investments                                   (8,744,658)    (74,597,835)
    Net realized gain (loss) on futures contracts                         108,884        (611,223)
    Change in net unrealized appreciation (depreciation)               24,361,406      17,172,265
       on investments
    Change in net unrealized appreciation (depreciation)                  16,425         (37,012)
       on futures contracts
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net increase (decrease) in net assets resulting from operations    16,811,193     (55,378,591)
                                                                     -------------    ------------
                                                                     -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                         (1,081,748)     (2,695,680)
                                                                     -------------    ------------
                                                                     -------------    ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  31,237,852      60,875,480
    Reinvestment of distributions                                       1,081,748       2,695,680
    Redemptions of shares                                             (95,604,973)    (228,917,745)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease in net assets resulting from share transactions      (63,285,373)    (165,346,585)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Total decrease in net assets                                      (47,555,928)    (223,420,856)

NET ASSETS:
    Beginning of period                                                77,864,813     301,285,669
                                                                     -------------    ------------
                                                                     -------------    ------------

    End of period  (1)                                             $   30,308,885   $  77,864,813
                                                                     =============    ============
                                                                     =============    ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                2,863,254       5,291,080
    Issued in reinvestment of distributions                                93,134         251,456
    Redeemed                                                           (8,380,001)    (20,984,575)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease                                                       (5,423,613)    (15,442,039)
                                                                     =============    ============
                                                                     =============    ============

(1) Including undistributed net investment income                  $                $      14,432

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $       9.97       12.96  $     16.45 $      18.04 $     18.95

Income from Investment Operations

Net investment income                         0.29        0.14         0.18         0.23        0.24
Net realized and unrealized gain (loss)       2.72       (2.99)       (2.28)        0.66        1.78
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income (Loss) From

    Investment Operations                     3.01       (2.85)       (2.10)        0.89        2.02
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                   (0.29)      (0.14)       (0.18)       (0.23)      (0.24)
From net realized gains                                               (1.21)       (2.25)      (2.69)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.29)      (0.14)       (1.39)       (2.48)      (2.93)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      12.69        9.97  $     12.96 $      16.45 $     18.04
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                30.42%     (21.46%)     (12.34%)       5.36%      11.39%

Net Assets, End of Period ($000)      $     30,309      77,865  $   301,286 $    378,498 $   391,562

Ratio of Expenses to Average Net Assets      0.60%       0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                       1.56%       1.36%        1.15%        1.32%       1.31%

Portfolio Turnover Rate                     29.57%      27.77%       49.44%       53.18%      70.11%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. Effective April 14, 2003, the Portfolio began utilizing the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $19,636,602 and $83,312,423, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $38,538,732. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,498,589 and gross depreciation of securities in which there was an excess of tax cost over value of $10,723,588, resulting in net depreciation of $8,224,999.

5. FUTURES CONTRACTS

      As of December 31, 2003, the Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in March 2004 and the Portfolio has recorded unrealized appreciation of $11,800.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were from ordinary income in the amount of $1,081,748 and 2,695,680, respectively.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                                         0

     Undistributed capital gains                                                           0

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                              0

                                                                                 ------------
                                                                                 ------------

     Net unrealized depreciation on investments                                  (8,224,999)
                                                                                           )
     Capital loss carryforwards                                                  (85,354,411)

     Post-October losses                                                         (2,007,427)
                                                                                 ------------
                                                                                 ------------
     Total accumulated loss on investments                                       (95,586,837)

                                                                                 ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2003 the Portfolio reclassified $1,969 from paid-in capital to undistributed net investment income and $3,789 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $70,339,434 and $15,014,977, expiring in the years 2010 and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $2,007,427.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2003, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.93%
      1,129 General Dynamics Corp                                        102,050
        665 Goodrich Corp                                                 19,744
      4,792 Honeywell International Inc                                  160,197
      2,497 Lockheed Martin Corp                                         128,346
      1,113 Northrop Grumman Corp                                        106,403
      2,330 Raytheon Co                                                   69,993
                                                                        $586,733

AGRICULTURE --- 0.31%

      3,557 Archer-Daniels-Midland Co                                     54,138
      1,453 Monsanto Co                                                   41,817
                                                                         $95,955

AIR FREIGHT --- 0.41%
      1,664 FedEx Corp                                                   112,320
        362 Ryder System Inc                                              12,362
                                                                        $124,682

AIRLINES --- 0.26%

        627 Delta Air Lines Inc                                            7,405
      4,396 Southwest Airlines Co                                         70,951
                                                                         $78,356

AUTO PARTS & EQUIPMENT --- 0.34%
        343 Cooper Tire & Rubber Co                                        7,333
        781 Dana Corp                                                     14,331
        895 Goodyear Tire & Rubber Co*                                     7,035
        579 Johnson Controls Inc                                          67,233
        677 Visteon Corp                                                   7,048
                                                                        $102,980

AUTOMOBILES --- 1.12%

     10,245 Ford Motor Co                                                163,920
      3,272 General Motors Corp                                          174,725
                                                                        $338,645

BANKS --- 11.14%

      1,924 AmSouth Bancorp                                               47,138
      3,098 BB&T Corp                                                    119,707
      6,254 Bank One Corp                                                285,120
      8,339 Bank of America Corp                                         670,706
      1,128 Charter One Financial Inc                                     38,972
      1,008 Comerica Inc                                                  56,508
        841 First Tennessee National Corp                                 37,088
      5,948 FleetBoston Financial Corp                                   259,630
      1,289 Huntington Bancshares Inc                                     29,003
      2,367 KeyCorp                                                       69,400
      1,121 Marshall & Ilsley Corp                                        42,878
      3,356 National City Corp                                           113,903
      1,710 PNC Financial Services Group                                  93,588
      1,184 Regions Financial Corp                                        44,045
      1,869 SouthTrust Corp                                               61,172
      1,560 SunTrust Banks Inc                                           111,540
     10,662 US Bancorp                                                   317,514
      1,085 Union Planters Corp                                           34,167
      7,473 Wachovia Corp                                                348,167
      9,602 Wells Fargo & Co                                             565,462
        512 Zions Bancorp                                                 31,401
                                                                      $3,377,109

BIOTECHNOLOGY --- 0.33%

      1,300 Genzyme Corp*                                                 64,142
      1,400 MedImmune Inc*                                                35,560
                                                                         $99,702

BROADCAST/MEDIA --- 2.14%

      3,459 Clear Channel Communications Inc                             161,985
     12,653 Comcast Corp*                                                415,904
      1,800 Univision Communications Inc Class A*                         71,442
                                                                        $649,331

BUILDING MATERIALS --- 0.34%
      2,560 Masco Corp                                                    70,170
        696 Vulcan Materials Co                                           33,109
                                                                        $103,279

CHEMICALS --- 0.74%

      1,246 Air Products & Chemicals Inc                                  65,826
        293 Eastman Chemical Co                                           11,582
        644 Engelhard Corp                                                19,288
        285 Great Lakes Chemical Corp                                      7,749
      1,015 PPG Industries Inc                                            64,980
      1,283 Rohm & Haas Co                                                54,797
                                                                        $224,222

COMMUNICATIONS - EQUIPMENT --- 1.28%
      4,472 ADC Telecommunications Inc*                                   13,282
        847 Andrew Corp*                                                   9,749
      2,627 CIENA Corp*                                                   17,443
      1,024 Comverse Technology Inc*                                      18,012
      7,432 Corning Inc*                                                  77,516
      7,998 JDS Uniphase Corp*                                            29,193
     12,985 Motorola Inc                                                 182,699
        727 Scientific-Atlanta Inc                                        19,847
      2,324 Tellabs Inc*                                                  19,591
                                                                        $387,332

COMPUTER HARDWARE & SYSTEMS --- 1.79%
      2,027 Apple Computer Inc*                                           43,317
      1,752 Gateway Inc*                                                   8,059
     17,101 Hewlett-Packard Co                                           392,810
        406 NCR Corp*                                                     15,753
     18,214 Sun Microsystems Inc*                                         81,781
                                                                        $541,720

COMPUTER SOFTWARE & SERVICES --- 1.57%
      1,201 BMC Software Inc*                                             22,399
      3,255 Computer Associates International Inc                         88,992
      1,100 Computer Sciences Corp*                                       48,653
      2,070 Compuware Corp*                                               12,503
      2,600 Concord EFS Inc*                                              38,584
        780 Convergys Corp*                                               13,619
      2,627 Electronic Data Systems Corp                                  64,467
      1,050 Fiserv Inc*                                                   41,486
      2,112 PeopleSoft Inc*                                               48,154
        782 Sabre Holdings Corp                                           16,883
      2,703 Siebel Systems Inc*                                           37,491
      1,552 SunGard Data Systems Inc*                                     43,006
                                                                        $476,237

CONGLOMERATES --- 1.15%

        925 Textron Inc                                                   52,781
     11,217 Tyco International Ltd                                       297,251
                                                                        $350,032

CONTAINERS --- 0.20%

        306 Bemis Co Inc                                                  15,300
        850 Pactiv Corp*                                                  20,315
        420 Temple-Inland Inc                                             26,321
                                                                         $61,936

COSMETICS & PERSONAL CARE --- 0.09%
        448 Alberto-Culver Co Class B                                     28,260
                                                                         $28,260

DISTRIBUTORS --- 0.18%

        906 Genuine Parts Co                                              30,079
        503 WW Grainger Inc                                               23,837
                                                                         $53,916

ELECTRIC COMPANIES --- 3.85%
        638 Allegheny Energy Inc*                                          8,141
        946 Ameren Corp                                                   43,516
      2,072 American Electric Power Co Inc                                63,217
        899 CMS Energy Corp*                                               7,659
      1,675 CenterPoint Energy Inc                                        16,231
        923 Cinergy Corp                                                  35,822
      1,302 Consolidated Edison Inc                                       55,999
        879 DTE Energy Co                                                 34,633
      1,976 Dominion Resources Inc                                       126,128
      1,735 Edison International*                                         38,049
      1,254 Entergy Corp                                                  71,641
      1,856 Exelon Corp                                                  123,164
      1,100 FPL Group Inc                                                 71,962
      1,749 FirstEnergy Corp                                              61,565
      2,327 PG&E Corp*                                                    64,621
      1,039 PPL Corp                                                      45,456
        372 Pinnacle West Capital Corp                                    14,887
      1,467 Progress Energy Inc                                           66,396
      6,000 Progress Energy Inc @ CVO*                                         0
      4,029 Southern Co                                                  121,877
      1,013 TECO Energy Inc                                               14,597
      1,815 TXU Corp                                                      43,052
      2,206 Xcel Energy Inc                                               37,458
                                                                      $1,166,071

ELECTRONIC INSTRUMENT & EQUIP --- 1.00%
      1,067 American Power Conversion Corp                                26,088
        521 Cooper Industries Inc                                         30,182
      1,103 Jabil Circuit Inc*                                            31,215
      1,026 Molex Inc                                                     35,797
        637 PerkinElmer Inc                                               10,874
        389 Power-One Inc*                                                 4,213
      1,000 Rockwell Automation Inc                                       35,600
      2,834 Sanmina-SCI Corp*                                             35,737
      4,662 Solectron Corp*                                               27,552
      1,244 Symbol Technologies Inc                                       21,011
        408 Tektronix Inc                                                 12,893
        933 Thermo Electron Corp*                                         23,512
        309 Thomas & Betts Corp                                            7,073
                                                                        $301,747

ELECTRONICS - SEMICONDUCTOR --- 0.51%
      1,921 Advanced Micro Devices Inc*                                   28,623
      1,705 Applied Micro Circuits Corp*                                  10,196
      2,044 LSI Logic Corp*                                               18,130
      3,395 Micron Technology Inc*                                        45,731
        900 NVIDIA Corp*                                                  20,925
        762 Novellus Systems Inc*                                         32,042
                                                                        $155,647

ENGINEERING & CONSTRUCTION --- 0.06%
        492 Fluor Corp                                                    19,503
                                                                         $19,503

FINANCIAL SERVICES --- 9.95%
      4,207 Bank of New York Co Inc                                      139,336
     28,883 Citigroup Inc                                              1,401,981
      1,431 Countrywide Credit Industries Inc                            108,516
      1,397 Franklin Resources Inc                                        72,728
      3,984 Freddie Mac                                                  232,347
        883 Golden West Financial Corp                                    91,117
     11,422 JP Morgan Chase & Co                                         419,530
      1,294 Janus Capital Group Inc                                       21,235
        560 MGIC Investment Corp                                          31,886
      2,350 Mellon Financial Corp                                         75,459
      1,280 Northern Trust Corp                                           59,418
      1,743 Principal Financial Group                                     57,641
      2,034 State Street Corp                                            105,931
      4,971 Washington Mutual Inc                                        199,437
                                                                      $3,016,562

FOOD & BEVERAGES --- 0.90%
        204 Adolph Coors Co Class B                                       11,444
      2,500 Coca-Cola Enterprises Inc                                     54,675
      2,962 ConAgra Foods Inc                                             78,167
      2,100 General Mills Inc                                             95,130
      1,400 Pepsi Bottling Group Inc                                      33,852
                                                                        $273,268

GOLD, METALS & MINING --- 1.32%
      4,801 Alcoa Inc                                                    182,438
        365 Allegheny Technologies Inc                                     4,825
      2,553 Newmont Mining Corp                                          124,101
        482 Nucor Corp                                                    26,992
        482 Phelps Dodge Corp*                                            36,675
        469 United States Steel Corp                                      16,424
        418 Worthington Industries Inc                                     7,537
                                                                        $398,992

HEALTH CARE RELATED --- 2.12%
        878 Aetna Inc                                                     59,335
        772 AmericsourceBergen Corp                                       43,348
        768 Anthem Inc*                                                   57,600
        778 CIGNA Corp                                                    44,735
      2,700 HCA Inc                                                      115,992
      1,198 Health Management Associates Inc Class A                      28,752
        826 Humana Inc*                                                   18,874
        384 Manor Care Inc                                                13,275
      1,580 McKesson HBOC Inc                                             50,813
      1,204 Medco Health Solutions Inc*                                   40,924
        618 Quest Diagnostics Inc*                                        45,182
      2,601 Tenet Healthcare Corp*                                        41,746
        849 Wellpoint Health Networks Inc*                                82,345
                                                                        $642,921

HEAVY TRUCKS & PARTS --- 0.04%
        231 Cummins Engine Co Inc                                         11,305
                                                                         $11,305

HOMEBUILDING --- 0.31%

        361 Centex Corp                                                   38,862
        256 KB Home                                                       18,565
        383 Pulte Corp                                                    35,856
                                                                         $93,283

HOTELS/MOTELS --- 0.91%

      3,555 Carnival Corp                                                141,240
      2,110 Hilton Hotels Corp                                            36,144
      1,269 Marriott International Inc Class A                            58,628
      1,110 Starwood Hotels & Resorts Worldwide Inc                       39,927
                                                                        $275,939

HOUSEHOLD GOODS --- 0.47%
        296 American Greetings Corp Class A*                               6,474
        805 Fortune Brands Inc                                            57,549
      1,009 Leggett & Platt Inc                                           21,825
          0 Leggett & Platt Inc                                                0
      1,450 Newell Rubbermaid Inc                                         33,017
        357 Snap-on Inc                                                   11,510
        343 Stanley Works                                                 12,989
                                                                        $143,364

INSURANCE RELATED --- 8.21%
      1,523 ACE Ltd                                                       63,083
      2,800 AFLAC Inc                                                    101,304
      3,911 Allstate Corp                                                168,251
        598 Ambac Financial Group Inc                                     41,495
     14,646 American International Group Inc                             970,737
      1,765 Aon Corp                                                      42,254
      1,105 Chubb Corp                                                    75,251
        994 Cincinnati Financial Corp                                     41,629
      1,743 Hartford Financial Services Group Inc                        102,889
        854 Jefferson-Pilot Corp                                          43,255
      1,578 John Hancock Financial Services Inc                           59,175
        849 Lincoln National Corp                                         34,274
      1,000 Loews Corp                                                    49,450
        803 MBIA Inc                                                      47,562
      4,133 MetLife Inc                                                  139,158
      1,200 Progressive Corp                                             100,308
      3,040 Prudential Financial Inc                                     126,981
        666 SAFECO Corp                                                   25,927
      1,130 St Paul Cos Inc                                               44,805
        659 Torchmark Corp                                                30,011
      5,589 Travelers Property Casualty Corp                              94,845
      1,621 UnumProvident Corp                                            25,563
        769 XL Capital Ltd Class A                                        59,636
                                                                      $2,487,843

INVESTMENT BANK/BROKERAGE FIRM --- 3.92%
        575 Bear Stearns Co Inc                                           45,971
      7,550 Charles Schwab Corp                                           89,392
      2,688 Goldman Sachs Group Inc                                      265,386
      1,514 Lehman Brothers Holdings Inc                                 116,911
      5,305 Merrill Lynch & Co Inc                                       311,138
      6,223 Morgan Stanley                                               360,125
                                                                      $1,188,923

LEISURE & ENTERTAINMENT --- 4.20%
        461 Brunswick Corp                                                14,674
        630 Harrah's Entertainment Inc                                    31,355
        889 Hasbro Inc                                                    18,918
      2,400 Mattel Inc                                                    46,248
     25,336 Time Warner Inc*                                             455,795
      9,881 Viacom Inc Class B                                           438,519
     11,444 Walt Disney Co                                               266,989
                                                                      $1,272,498

MACHINERY --- 1.07%

      2,035 Caterpillar Inc                                              168,946
      1,325 Deere & Co                                                    86,191
        803 PACCAR Inc                                                    68,351
                                                                        $323,488

MANUFACTURING --- 1.66%

        348 Crane Co                                                      10,698
        864 Danaher Corp                                                  79,272
      1,118 Dover Corp                                                    44,441
        467 Eaton Corp                                                    50,427
        500 ITT Industries Inc                                            37,105
      1,720 Illinois Tool Works Inc                                      144,325
      1,010 Ingersoll-Rand Co                                             68,559
        711 Pall Corp                                                     19,076
        821 Parker-Hannifin Corp                                          48,850
                                                                        $502,753

MEDICAL PRODUCTS --- 0.32%
      1,150 Applera Corp Applied Biosystems Group                         23,817
        291 Bausch & Lomb Inc                                             15,103
      1,400 Becton Dickinson & Co                                         57,596
                                                                         $96,516

OFFICE EQUIPMENT & SUPPLIES --- 0.20%
      4,400 Xerox Corp*                                                   60,720
                                                                         $60,720

OIL & GAS --- 10.44%
        487 Amerada Hess Corp                                             25,894
      1,378 Anadarko Petroleum Corp                                       70,292
        945 Apache Corp                                                   76,640
        428 Ashland Inc                                                   18,858
        900 BJ Services Co*                                               32,310
      1,839 Baker Hughes Inc                                              59,142
      1,234 Burlington Resources Inc                                      68,339
      5,994 ChevronTexaco Corp                                           517,822
      3,846 ConocoPhillips                                               252,182
      1,338 Devon Energy Corp                                             76,614
        661 EOG Resources                                                 30,518
     37,036 Exxon Mobil Corp                                           1,518,527
      2,319 Halliburton Co                                                60,294
        686 Kerr-McGee Corp                                               31,892
      1,654 Marathon Oil Corp                                             54,731
        799 Nabors Industries Ltd*                                        33,159
        787 Noble Corp*                                                   28,159
      2,017 Occidental Petroleum Corp                                     85,198
        384 Rowan Cos Inc*                                                 8,897
        466 Sunoco Inc                                                    23,836
      1,779 Transocean Inc*                                               42,714
      1,337 Unocal Corp                                                   49,242
                                                                      $3,165,260

PAPER & FOREST PRODUCTS --- 0.96%
      1,407 Georgia-Pacific Corp                                          43,153
      2,734 International Paper Co                                       117,863
        549 Louisiana-Pacific Corp*                                        9,816
      1,119 MeadWestvaco Corp                                             33,290
      1,350 Weyerhaeuser Co                                               86,400
                                                                        $290,522

PERSONAL LOANS --- 0.92%
      1,347 Capital One Financial Corp                                    82,558
      7,167 MBNA Corp                                                    178,100
      1,550 Providian Financial Corp*                                     18,042
                                                                        $278,700

PHARMACEUTICALS --- 0.65%

      1,293 King Pharmaceuticals Inc*                                     19,731
      8,200 Schering-Plough Corp                                         142,598
        733 Watson Pharmaceuticals Inc*                                   33,718
                                                                        $196,047

PHOTOGRAPHY/IMAGING --- 0.13%

      1,544 Eastman Kodak Co                                              39,634
                                                                         $39,634

POLLUTION CONTROL --- 0.40%
      1,745 Allied Waste Industries Inc*                                  24,221
      3,262 Waste Management Inc                                          96,555
                                                                        $120,776

PRINTING & PUBLISHING --- 0.85%
      1,658 Gannett Co Inc                                               147,827
        641 RR Donnelley & Sons Co                                        19,326
      1,781 Tribune Co                                                    91,900
                                                                        $259,053

RAILROADS --- 0.84%

      1,930 Burlington Northern Santa Fe Corp                             62,436
          0 Burlington Northern Santa Fe Corp                                  0
      1,213 CSX Corp                                                      43,595
      2,115 Norfolk Southern Corp                                         50,020
      1,413 Union Pacific Corp                                            98,175
                                                                        $254,226

REAL ESTATE --- 0.77%
        408 Apartment Investment & Management Co Class A REIT             14,076
      2,231 Equity Office Properties Trust REIT                           63,918
      1,577 Equity Residential REIT                                       46,537
        992 Plum Creek Timber Co Inc REIT                                 30,206
        950 ProLogis Trust REIT                                           30,486
      1,048 Simon Property Group Inc REIT                                 48,564
                                                                        $233,787

RESTAURANTS --- 0.72%

        918 Darden Restaurants Inc                                        19,315
      7,004 McDonald's Corp                                              173,909
        670 Wendy's International Inc                                     26,291
                                                                        $219,515

RETAIL --- 4.72%

      2,046 Albertson's Inc                                               46,342
      1,464 AutoNation Inc*                                               26,894
        655 Big Lots Inc*                                                  9,308
        345 Boise Cascade Corp                                            11,337
      2,087 CVS Corp                                                      75,382
      1,157 Circuit City Stores Inc - CarMax Group                        11,720
      2,439 Costco Wholesale Corp*                                        90,682
        384 Dillard's Inc                                                  6,321
      1,117 Federated Department Stores Inc                               52,644
     12,700 Home Depot Inc                                               450,723
      1,529 JC Penney Co Inc                                              40,182
      4,169 Kroger Co*                                                    77,168
      2,821 Limited Inc                                                   50,863
      1,576 May Department Stores Co                                      45,814
        740 Nordstrom Inc                                                 25,382
      1,733 Office Depot Inc*                                             28,958
        706 SUPERVALU Inc                                                 20,185
      2,401 Safeway Inc*                                                  52,606
      1,426 Sears Roebuck & Co                                            64,869
        718 Sherwin-Williams Co                                           24,943
      5,100 Target Corp                                                  195,840
      1,174 Toys R Us Inc*                                                14,839
        760 Winn-Dixie Stores Inc                                          7,562
                                                                      $1,430,564

SHOES --- 0.4%

        329 Reebok International Ltd                                      12,936
                                                                         $12,936

SPECIALIZED SERVICES --- 0.53%
      5,634 Cendant Corp*                                                125,469
      2,252 Interpublic Group of Cos Inc*                                 35,131
                                                                        $160,600

TELEPHONE & TELECOMMUNICATIONS --- 5.74%
      1,752 ALLTEL Corp                                                   81,608
      4,426 AT&T Corp                                                     89,848
     15,191 AT&T Wireless Services Inc*                                  121,376
     10,355 BellSouth Corp                                               293,047
        788 CenturyTel Inc                                                25,705
      1,513 Citizens Communications Co*                                   18,791
     18,563 SBC Communications Inc                                       483,937
      5,031 Sprint Corp                                                   82,609
     15,450 Verizon Communications                                       541,986
                                                                      $1,738,907

TEXTILES --- 0.24%

        739 Jones Apparel Group Inc                                       26,035
        516 Liz Claiborne Inc                                             18,297
        626 VF Corp                                                       27,068
                                                                         $71,400

TOBACCO --- 0.09%

        464 RJ Reynolds Tobacco Holdings Inc                              26,982
                                                                         $26,982

UNIT INVESTMENT TRUST --- 1.43%
      7,819 iShares S&P SmallCap 600 Index Fund                          432,625
                                                                        $432,625

UTILITIES --- 1.41%

      2,314 Calpine Corp*                                                 11,130
        886 Constellation Energy Group                                    34,696
      5,035 Duke Energy Corp                                             102,966
      2,034 Dynegy Inc Class A*                                            8,706
      3,330 El Paso Corp                                                  27,273
        784 KeySpan Corp                                                  28,851
        851 Kinder Morgan Inc                                             50,294
        111 NICOR Inc                                                      3,778
      1,456 NiSource Inc                                                  31,945
        196 Peoples Energy Corp                                            8,240
      1,308 Public Service Enterprise Group Inc                           57,290
      1,198 Sempra Energy                                                 36,012
      2,812 Williams Cos Inc                                              27,614
                                                                        $428,795

TOTAL COMMON STOCK --- 97.22%                                        $29,472,099
(Cost $24,382,744)

SHORT-TERM INVESTMENTS

AGENCY --- 1.0%

    313,000 Federal Home Loan Bank                                       312,994
               .659, January 2, 2004
    530,000 United States of America (1)                                 528,640
               .882%, April 15, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.78%                                  $841,634
(Cost $841,634)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $30,313,733
(Cost $25,224,378)

Legend

* Non-income Producing Security
(1) Collateral for Futures

@ Security has no market value at December 31, 2003. CVO - Contingent Value Obligation REIT - Real Estate Investment Trust See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004